Schedule of Amortization Expense of Intangible Assets (Details) - USD ($)	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023 – the remainder of the fiscal year	$ 34,941
2024	69,882	$ 69,882
2025	69,882	69,882
2026	69,882	69,882
2027	69,882	69,882
2027		69,882
Thereafter	29,119	29,119
Total	$ 343,588	$ 378,529	$ 448,412